Accrued expenses and other current liabilities	12 Months Ended
Mar. 31, 2020
Payables And Accruals [Abstract]
Accrued expenses and other current liabilities

11. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of March 31,
	2019	2020
	(Amounts in thousands of RMB)
Professional fees accrual and payable	-	10,971
Value added tax payable	14,854	6,959
Deferred revenue	3,576	3,690
Other tax payables	1,905	378
Current portion of capital lease liabilities	935	993
Leasehold improvements payable	200	3,981
Others	2,569	3,070
Total	24,039	30,042